Northwestern Mutual Series Fund, Inc.

Supplement dated November 24, 2010

to the

Statutory Prospectus Dated May 1, 2010

As Supplemented May 20, 2010 and August 27, 2010

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2010, as supplemented May 20, 2010 and August 27, 2010 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Large Company Value Portfolio

Charles A. Ritter, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has announced his plans to retire on December 31, 2010. As a result, he will no longer serve as portfolio manager for the Large Company Value Portfolio (“Portfolio”) effective November 30, 2010. Effective October 1, 2010, Matt Titus was added as a co-portfolio manager of the Portfolio.

The summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary:

“Portfolio Managers: Charles A. Ritter, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1999, and will continue in such capacity until November 30, 2010.

Brendan Healy, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2004.

Matt Titus, Portfolio Manager, has served American Century as a portfolio manager since 2010.”

In addition, the information currently set forth under the “Large Company Value Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

American Century Investments uses teams of portfolio managers and analysts, organized by broad investment categories, to manage funds. The listed portfolio managers are members of the team that manages the Large Company Value Portfolio and are ultimately responsible for the day-to-day management of the Portfolio, which includes security selection and portfolio construction, as well as compliance with stated investment objectives.

Charles A. Ritter, Vice President and Senior Portfolio Manager, joined American Century Investments in 1998 and has served as a portfolio manager since 1999 for accounts that use American Century Investments’ large company value strategy, and will continue in such capacity until November 30, 2010.

Brendan Healy, Vice President and Portfolio Manager, joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2004.

Matt Titus, Portfolio Manager, joined American Century Investments in 2004 as an equity analyst and became a portfolio manager in 2010.

Index 600 Stock Portfolio

Effective January 31, 2011, the Prospectus shall be amended by revising the last sentence of the first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Index 600 Stock Portfolio - Summary to add the italicized text, as follows:

“The Portfolio may also invest in exchange-traded funds, futures and options contracts and swap agreements for cash management purposes and to help achieve full replication.”

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Supplement Dated November 24, 2010

to the

Summary Prospectus for the Large Company Value Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Large Company Value Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Charles A. Ritter, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has announced his plans to retire on December 31, 2010. As a result, he will no longer serve as portfolio manager for the Large Company Value Portfolio (“Portfolio”) effective November 30, 2010. Effective October 1, 2010, Matt Titus was added as a co-portfolio manager of the Portfolio.

The Summary Prospectus is hereby amended to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus for the Portfolio:

“Portfolio Managers: Charles A. Ritter, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1999, and will continue in such capacity until November 30, 2010.

Brendan Healy, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2004.

Matt Titus, Portfolio Manager, has served American Century as a portfolio manager since 2010.”

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Supplement Dated November 24, 2010

to the

Summary Prospectus for the Index 600 Stock Portfolio Dated May 1, 2010

The following information supplements the Summary Prospectus for the Index 600 Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2010, as supplemented August 27, 2010 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Effective January 31, 2011, the Summary Prospectus for the Index 600 Stock Portfolio shall be amended by revising the last sentence of the first paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section to add the italicized text, as follows:

“The Portfolio may also invest in exchange-traded funds, futures and options contracts and swap agreements for cash management purposes and to help achieve full replication.”